LONG TERM DEBT, NET (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Debt
The following table presents debt balances (in thousands):

	December 31,
	2022	2021
Term loan	$5,182	$10,070
Term loan discount	(384)	(532)
Total debt	4,798	9,538
Less Short-term debt	—	—
Long-term debt	$4,798	$9,538